April 20, 2001

U.S. SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re:  Investors Capital Funds (the "Registrant")
     File No.  811-09497

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplements, each dated April 23, 2001 to the Prospectus and Statement of Additional Information of the Registrant, each dated January 29, 2001.

The Supplements are to inform investors that the Internet and Technology Fund is no longer being offered to shareholders.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4821.

Thank you for your courtesy and cooperation.

Sincerely,

/s/ Christine Pierangeli
Christine Pierangeli
Regulatory Administrator



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                        INVESTORS CAPITAL FUNDS

                     Investors Capital Twenty Fund
               Investors Capital Internet and Technology Fund

                    Supplement dated April 23, 2001
                  To Prospectus dated January 29, 2001


    This Supplement supercedes the Supplement dated January 29, 2001 and should be read in conjunction with the information provided in the Prospectus.

OFFERINGS

    Investors Capital Funds is currently offering only the Investors Capital Twenty Fund.

    The Investors Capital Internet and Technology Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.



               INVESTORS SHOULD RETAIN THIS SUPPLEMENT
              WITH THE PROSPECTUS FOR FUTURE REFERENCE.



[PAGE BREAK]



                       INVESTORS CAPITAL FUNDS

                     Investors Capital Twenty Fund
              Investors Capital Internet and Technology Fund

                    Supplement dated April 23, 2001
                To Statement of Additional Information
                        dated January 29, 2001


    The following information replaces and supercedes any contrary information contained in the Statement of Additional
Information for the above Funds.

OFFERINGS

    Investors Capital Funds is currently offering only the Investors Capital Twenty Fund.

    The Investors Capital Internet and Technology Fund, although listed in the Statement of Additional Information, is not being offered as of the date of this Supplement.



              INVESTORS SHOULD RETAIN THIS SUPPLEMENT
            WITH THE STATEMENT OF ADDITIONAL INFORMATION
                        FOR FUTURE REFERENCE.